Fees Summary	May 01, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $6,987,000.00.
Narrative - Max Aggregate Offering Price	$ 6,987,000.00
Final Prospectus	true